Fixed Assets and Assets Held for Sale - Assets held for sale (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Balance as at beginning of period	$ 14,394
Balance as at end of period	0
Held For Sale [Member]
Balance as at beginning of period	14,394
Disposal of vessel	(14,394)
Balance as at end of period	$ 0